INCOME TAXES (Schedule of Balance Sheet Presentation of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Net deferred tax assets (liabilities)	$ 23,144	$ 13,009
Domestic [Member]
Income Taxes [Line Items]
Net deferred tax assets (liabilities)	9,201	7,855
Foreign [Member]
Income Taxes [Line Items]
Net deferred tax assets (liabilities)	$ 13,943	$ 5,154